Equity and Loss Per Share - Narrative (Details)	12 Months Ended
	Dec. 31, 2022 Vote $ / shares shares	May 02, 2022 $ / shares
Noncontrolling Interest [Line Items]
Common equivalent ratio	100
Cumulative preferred return	10.00%
Reverse recapitalization (in shares) | shares	178,396,711
Common stock, vote per share | Vote	1
Reverse Recapitalization, Contingent Consideration, Equity, Shares, Period One
Noncontrolling Interest [Line Items]
Reverse recapitalization, contingent consideration, equity, shares, stock price trigger (usd per share)	$ 12.00	$ 12.00
Reverse Recapitalization, Contingent Consideration, Equity, Shares, Period Two
Noncontrolling Interest [Line Items]
Reverse recapitalization, contingent consideration, equity, shares, stock price trigger (usd per share)	$ 14.00	$ 14.00